Commitments Related to Framework Contracts to Purchase Raw Materials (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Long-term Purchase Commitment [Line Items]
Year 2013	$ 27,107	168,881
Year 2014 and thereafter
Long-term Purchase Commitment, Amount	$ 27,107	168,881